Expense Example, No Redemption (USD $)	12 Months Ended
Sep. 30, 2012
Vanguard U.S. Value Fund - Investor Shares | Vanguard U.S. Value Fund
Expense Example, No Redemption:
1 YEAR	$ 30
3 YEAR	93
5 YEAR	163
10 YEAR	368
Vanguard Capital Value Fund - Investor Shares | Vanguard Capital Value Fund
Expense Example, No Redemption:
1 YEAR	48
3 YEAR	151
5 YEAR	263
10 YEAR	$ 591